Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
12.	Related Party Transactions and Balances

(a)	Loan from a non-controlling shareholder

	December 31,	December 31,
	2015	2014

Loan - current	$2,470	$2,595

The Company has a loan due to Dalian Jin Gang Group, the non-controlling shareholder of Sinovac Dalian, which is unsecured, bearing interest at 7.2% per year. Interest expense was $183 in 2015 (2014 - $221, 2013 - $237). Interest is payable monthly. As of December 31, 2015, $nil of interest payable is included in loan from a non-controlling shareholder (December 31, 2014 - $16). $199, $649 (RMB 4 million) and $237K were repaid for the years ended December 31, 2015, 2014 and 2013, respectively.

(b)	The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	For the year ended December 31,
	2015	2014	2013
Rent expenses payable to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$852	$869	$847

In 2004, the Company entered into two operating lease agreements with SinoBioway, the non-controlling shareholder of Sinovac Beijing, with respect to Sinovac Beijing’s production plant and laboratory in Beijing, China with annual lease payments totaling $220 (RMB 1.4 million). The leases commenced on August 12, 2004 and have a term of 20 years. One of the lease agreements was amended on August 12, 2010 with the rent increasing from $81 (RMB 0.5 million) to $220 (RMB 1.4 million) per year.

In June 2007, the Company entered into another operating lease agreement with SinoBioway, with respect to the expansion of Sinovac Beijing’s production plant in Beijing, China for an annual lease payment of $325 (RMB  2.0 million). The lease commenced in June 2007 and has a term of 20 years.

In September 2010, the Company entered into another operating lease agreement with SinoBioway with respect to expansion of Sinovac R&D’s business in research and development activities for an annual lease payment of $161 (RMB 1.0 million). The lease commenced on September 30, 2010 and has a term of five years.
On April 8, 2013, the Company entered into three supplemental agreements with SinoBioway, under which the expiration date of three of the four operating lease agreements was extended to April 7, 2033.

Included in current and long-term prepaid expenses and deposits as at December 31, 2015, is $377 (RMB 2.4 million) (December 31, 2014-$389 (RMB 2.4 million)), representing prepaid lease payments made to SinoBioway.